Financial assets and liabilities at fair value - Assets and liabilities Sensitivity analysis - level 3 (Details) kr in Millions	12 Months Ended
	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2016 SEK (kr)
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity, interest rate appreciation basis points	10
Sensitivity, interest rate depreciation basis points	(10)
Sensitivity, correlations appreciation	10.00%
Sensitivity, correlations depreciation	(10.00%)
Sensitivity, credit spreads appreciation basis points	10
Sensitivity, credit spreads depreciation basis points	(10)
Financial liabilities at fair value	kr (280,800)	kr (244,309)
Sensitivity, correlations maximum positive relationship	1
Sensitivity, correlations maximum negative relationship	(1)
Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Shift in interval for correlation	0.1
Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Shift in interval for correlation	(0.1)
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (52,485)	(43,841)	kr (50,364)
Level 3 | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	242	214
Level 3 | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(243)	(211)
Level 3 | Own credit spread | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	242	211
Level 3 | Own credit spread | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(240)	(208)
Level 3 | Derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	(4,587)	(846)	(2,404)
Level 3 | Derivatives | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(66)	(167)
Level 3 | Derivatives | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	64	155
Level 3 | Derivatives | Equity risk
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (2,417)	kr (171)
Level 3 | Derivatives | Equity risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.70	0.78
Sensitivity impact on total comprehensive income	kr 6	kr 1
Level 3 | Derivatives | Equity risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.07	(0.02)
Sensitivity impact on total comprehensive income	kr (6)	kr (1)
Level 3 | Derivatives | Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr 972	kr 1,001
Level 3 | Derivatives | Interest rate | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.21	0.19
Sensitivity impact on total comprehensive income	kr (95)	kr (192)
Level 3 | Derivatives | Interest rate | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	(0.12)	(0.37)
Sensitivity impact on total comprehensive income	kr 90	kr 178
Level 3 | Derivatives | Currency risk
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (2,971)	kr (1,512)
Level 3 | Derivatives | Currency risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.84	0.89
Sensitivity impact on total comprehensive income	kr 22	kr 24
Level 3 | Derivatives | Currency risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	(0.94)	(0.81)
Sensitivity impact on total comprehensive income	kr (19)	kr (22)
Level 3 | Derivatives | Other
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (171)	kr (164)
Level 3 | Derivatives | Other | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.53	0.63
Sensitivity impact on total comprehensive income	kr 1	kr 0
Level 3 | Derivatives | Other | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	(0.01)	(0.05)
Sensitivity impact on total comprehensive income	kr (1)	kr 0
Level 3 | Debt securities issued
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	(47,898)	(42,995)	kr (48,217)
Level 3 | Debt securities issued | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	308	381
Level 3 | Debt securities issued | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(307)	(366)
Level 3 | Debt securities issued | Equity risk
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (680)	kr (680)
Level 3 | Debt securities issued | Equity risk | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	10	10
Sensitivity impact on total comprehensive income	kr 28	kr 11
Level 3 | Debt securities issued | Equity risk | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	(10)	(10)
Sensitivity impact on total comprehensive income	kr (28)	kr (11)
Level 3 | Debt securities issued | Equity risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.70	0.78
Sensitivity impact on total comprehensive income	kr (7)	kr (1)
Level 3 | Debt securities issued | Equity risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.07	(0.02)
Sensitivity impact on total comprehensive income	kr 6	kr 1
Level 3 | Debt securities issued | Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (47,090)	kr (42,168)
Level 3 | Debt securities issued | Interest rate | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	10	10
Sensitivity impact on total comprehensive income	kr 116	kr 106
Level 3 | Debt securities issued | Interest rate | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	(10)	(10)
Sensitivity impact on total comprehensive income	kr (113)	kr (103)
Level 3 | Debt securities issued | Interest rate | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.21	0.19
Sensitivity impact on total comprehensive income	kr 97	kr 195
Level 3 | Debt securities issued | Interest rate | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	(0.12)	(0.37)
Sensitivity impact on total comprehensive income	kr (94)	kr (181)
Level 3 | Debt securities issued | Currency risk
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (32)	kr (34)
Level 3 | Debt securities issued | Currency risk | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	10	10
Sensitivity impact on total comprehensive income	kr 95	kr 92
Level 3 | Debt securities issued | Currency risk | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	(10)	(10)
Sensitivity impact on total comprehensive income	kr (96)	kr (92)
Level 3 | Debt securities issued | Currency risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.84	0.89
Sensitivity impact on total comprehensive income	kr (23)	kr (25)
Level 3 | Debt securities issued | Currency risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	(0.94)	(0.81)
Sensitivity impact on total comprehensive income	kr 20	kr 23
Level 3 | Debt securities issued | Other
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (96)	kr (113)
Level 3 | Debt securities issued | Other | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	10	10
Sensitivity impact on total comprehensive income	kr 3	kr 3
Level 3 | Debt securities issued | Other | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	(10)	(10)
Sensitivity impact on total comprehensive income	kr (3)	kr (3)
Level 3 | Debt securities issued | Other | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.53	0.63
Sensitivity impact on total comprehensive income	kr (1)	kr 0
Level 3 | Debt securities issued | Other | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	(0.01)	(0.05)
Sensitivity impact on total comprehensive income	kr 1	kr 0